Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement - $ / shares	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 23, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement [Line Items]
Risk-free interest rate			1.90%	1.80%
Expected term (years)			4 years	10 years
Expected volatility			228.60%	32.00%
Private Warrants
Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement [Line Items]
Risk-free interest rate		1.10%
Expected term (years)		5 years 9 months 18 days
Expected volatility		13.00%
Exercise price (in Dollars per share)		$ 11.5
Monte Carlo Simulation Model [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value of initial measurement [Line Items]
Risk-free interest rate	0.90%
Expected term (years)	6 years 4 months 24 days
Expected volatility	14.00%
Exercise price (in Dollars per share)	$ 11.5